Mineral properties	6 Months Ended
Jun. 30, 2026
Mineral Properties
Mineral properties

8. Mineral properties

The Company’s mineral properties are broken down as follows:

$
Goldwedge
Balance as of December 31, 2024	2,532,184
Land acquisition	58,466
Staking costs	146,159
Change of estimation of environmental rehabilitation liabilities (Note 10)	222,159
Exploration expenditure (see below)	6,148,391
Balance as of December 31, 2025	9,107,359
Cash paid	280,000
Shares issued	31,161
Land purchase	152,441
Exploration expenditure (see below)	8,431,675
Balance as of June 30, 2026	18,002,636

Goldwedge Manhattan Project

In March 2021, the Company completed an acquisition of the Manhattan project located in Nye County, Nevada and situated adjacent and proximal to the Company’s Goldwedge property. In consideration, the Company paid $100,000 cash and issued 2,091,149 common shares valued at $199,062. The property is subject to a 2.0% net smelter returns royalty and certain reserved water rights.

During the year ended December 31, 2025, the Company reassessed the environmental rehabilitation liability and increased its estimation by $222,159. (Note 10)

Betty East Property option agreement

On January 14, 2026, the Company and Primus Resources L.C. (the “Optionor”) entered into a Property Option Agreement, according to which, the Company is granted the option to acquire 100% of thirty-two unpatented lode mining claims known as the Betty East Property, located in Nye County, Nevada (the “Property”), by making staged cash and share payments totaling $900,000, issuing 950,000 common shares of the Company, and incurring an aggregate of $1,000,000 in exploration expenditures on the Property over five years, as follows:

●	Pay $30,000 (paid) and issue 100,000 shares (issued, valued at $31,161) within five days following the later of the January 14, 2026 (the “Effective Date”) and January 22, 2026, the date on which the Company receives TSX Venture Exchange approval of the Agreement;
●	Pay $30,000 and issue 100,000 Shares on or before the 1st anniversary of the Effective Date;
●	Pay $30,000, issue 150,000 shares and incur $150,000 in exploration expenditures on or before the 2nd anniversary of the Effective Date;
●	Pay $50,000, issue 150,000 shares and incur $200,000 in exploration expenditures on or before the 3rd anniversary of the Effective Date;
●	Pay $50,000, issue 200,000 shares and incur $250,000 in exploration expenditures on or before the 4th anniversary of the Effective Date; and
●	Pay $710,000, issue 250,000 shares and incur $400,000 in exploration expenditures on or before the 5th anniversary of the Effective Date.

Upon the exercise of the Option, the Optionor will be granted a 2% net smelter returns royalty (the “NSR Royalty) on the Property, with the Company retaining the right to buy back one-half (1%) of the NSR Royalty by paying the Optionor an amount equal to the value of 500 ounces of .999 fine gold.

Exploration expenses

During the six months ended June 30, 2026 and the year ended December 31, 2025, the Company capitalized the following exploration expenditures on the Manhattan project:

	Six months ended June 30, 2026	Year ended December 31, 2025
Exploration expenditure
Assay	$286,034	$283,151
Data	98,870	165,319
Drilling	5,551,619	3,667,971
Field and logic	1,754,967	1,133,939
Fuel	—	41,621
General and administration and supplies	281,667	446,803
Geological	19,230	163,790
Metallurgical	20,122	—
Site access and maintenance	149,900	—
Permits, licenses, property tax	269,266	245,797
Total	$8,431,675	$6,148,391